Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of company's deferred tax assets and liabilities

	December 31,	December 31,
	2023	2022
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$682,095	$678,334
Inventory related	2,241	157
Intangible assets	16,990	11,321
Provision for employee related obligations	703	927
Stock-based compensation expense	8,803	10,242
Deferred revenue	3,742	1,575
Allowance for credit losses	119	66
Research and development credit carry forwards	20,368	17,658
Research and development capitalization (including Section 174)	19,384	11,454
Basis difference in equity method investment	1,406	—
Other items	5,320	—
Gross deferred tax assets	761,171	731,734
Valuation allowance	(737,560)	(699,694)
Total deferred tax assets	23,611	32,040

Deferred tax liabilities
Intangible assets	(8,803)	(10,988)
Property, plant and equipment	(14,228)	(14,652)
Basis difference in equity method investment	—	(8,852)
Other items	—	(1,903)
Total deferred tax liabilities	(23,031)	(36,395)
Net deferred tax assets (liabilities)	$580	$(4,355)

Schedule of deferred tax assets and liabilities classified in consolidated balance sheets

	December 31,		December 31,
	2023		2022
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$1,303	—	$1,283
Deferred tax liabilities	723	—	5,638
Net deferred tax assets (liabilities)	$580	—	$(4,355)

Schedule of valuation allowance

Valuation Allowance U.S. $ in thousands
Balance at January 1, 2021	$661,979
Additions	31,141
Balance at December 31, 2021	693,120
Additions	8,788
Decrease	(2,214)
Balance at December 31, 2022	699,694
Additions	38,500
Decrease	(634)
Balance at December 31, 2023	$737,560

Schedule of loss before Income Taxes

	2023	2022	2021
	(U.S. $ in thousands)

Domestic	$(47,959)	$(28,725)	$(50,193)
Foreign	(36,628)	10,931	(16,644)
	$(84,587)	$(17,794)	$(66,837)

Schedule of components of income taxes

	2023	2022	2021
	(U.S. $ in thousands)
Current
Domestic	$8,238	$7,301	$(14,146)
Foreign	2,874	942	2,141
	11,112	8,243	(12,005)

Deferred
Domestic	(3,993)	(1,440)	8,745
Foreign	(1,337)	(1,349)	(646)
	(5,330)	(2,789)	8,099
Total income taxes	$5,782	$5,454	$(3,906)

Schedule of reconciliation of income tax rate

	2023	2022	2021
Statutory tax rate	23.0%	23.0%	23.0%
Reduced tax rate under Israeli benefit programs	(5.0)	(4.3)	0.1
Exempted Profits release (see below)	—	(16.0)	—
Stock-based compensation expense	(3.8)	(16.1)	(3.5)
Permanent differences, net	1.0	(0.8)	(0.1)
Earnings taxed under foreign law with different tax rate	27.0	24.7	10.8
Valuation Allowance	(44.8)	(18.6)	(42.7)
Changes in uncertain tax positions	(3.8)	(22.1)	17.9
Withholding tax	(0.3)	—	—
Other	(0.1)	(0.5)	0.3
Effective income tax rate	(6.8)%	(30.7)%	5.8%

Schedule of beginning and ending balance of uncertain tax positions

	2023	2022	2021

Balance at beginning of year	$6,043	$3,015	$23,389
Additions for tax positions related to the current year	3,636	4,684	3,826
Foreign currency impact	—	181	2,918
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitation	(458)	(500)	(26,685)
Classification to DTA	(362)	(1,337)	(433)
Balance at end of year	$8,859	$6,043	$3,015